Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Stockholders' Equity/Member's Interest - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Total	Noncontrolling Interest [Member]	Accumulated Deficit/Earnings [Member]	Accumulated Other Comprehensive Loss (AOCI) [Member]	Members Equity [Member]	Total Stockholders' Equity/Partners' Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning Balance at Dec. 29, 2012							$ 22,850
Beginning Balance at Dec. 29, 2012		$ 1,059
Beginning Balance at Dec. 29, 2012		1,059	$ (94,085)	$ (9,130)	$ 484,584	$ 382,428
Accretion/ redemption value adjustment			2,365			2,365	(2,365)
Net income (loss)	$ (103,679)	152	(106,791)			(106,639)	2,960
Other comprehensive income	4,407			3,085		3,085	1,322
Share-based compensation					2,315	2,315
December 2015 purchase of LP Units, Value					3	3
December 2015 purchase of LP Units, Value					(3)	(3)
Ending Balance at Dec. 28, 2013		1,211
Ending Balance at Dec. 28, 2013		1,211	(198,511)	(6,045)	486,896	283,551
Ending Balance at Dec. 28, 2013							24,767
Contributed capital					27,617	27,617
Accretion/ redemption value adjustment			(8,145)			(8,145)	8,145
Net income (loss)	(6,282)	87	(8,777)			(8,690)	2,408
Other comprehensive income	(11,081)			(9,501)		(9,501)	(1,580)
Share-based compensation			(1,983)		4,222	2,239
December 2015 purchase of LP Units, Value					88	88
Ending Balance at Dec. 27, 2014			(217,416)	(15,546)
December 2015 purchase of LP Units, Value					(88)	(88)
Ending Balance at Dec. 27, 2014		1,298
Ending Balance at Dec. 27, 2014	286,983	1,298	(217,416)	(15,546)	518,647	286,983
Ending Balance at Dec. 27, 2014	33,740						33,740
Net income (loss)		(77)
Ending Balance at Mar. 11, 2015		1,221
Beginning Balance at Dec. 27, 2014	33,740						33,740
Beginning Balance at Dec. 27, 2014		1,298
Beginning Balance at Dec. 27, 2014	286,983	1,298	(217,416)	(15,546)	518,647	286,983
Net income (loss)	(79,513)		(77,544)
Other comprehensive income	(5,235)			(5,235)
Ending Balance at Jun. 27, 2015			(327,212)	(20,781)
Beginning Balance at Dec. 27, 2014	33,740						33,740
Beginning Balance at Dec. 27, 2014		1,298
Beginning Balance at Dec. 27, 2014	286,983	1,298	(217,416)	(15,546)	518,647	286,983
Contributed capital					558,939	558,939
Accretion/ redemption value adjustment			(32,252)			(32,252)	(31,850)
Net income (loss)	2,356	141	4,182			4,246	(1,890)
Other comprehensive income	(12,920)			(12,920)		(12,920)
Share-based compensation					19,899	19,899
Ending Balance at Jan. 02, 2016			(245,486)	(28,466)
Distributions					(46,603)	(46,603)
Ending Balance at Jan. 02, 2016		1,362
Ending Balance at Jan. 02, 2016	778,292	$ 1,362	(245,486)	(28,466)	$ 1,050,882	$ 778,292
Ending Balance at Jan. 02, 2016							$ 0
Net income (loss)	(20,484)		(20,449)
Other comprehensive income	1,985			1,985
Share-based compensation			(1,684)
Ending Balance at Jul. 02, 2016			$ (267,619)	$ (26,481)
Ending Balance at Jul. 02, 2016	$ 786,419